Form N-1A Supplement	Sep. 30, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Guggenheim Funds Trust
Supplement dated July 29, 2026
to the currently effective Guggenheim Funds Trust Statutory Prospectus and Statement of
Additional Information (“SAI”), dated January 31, 2026, as supplemented from time to time, for each of the following funds, as applicable (each, a “Fund” and, together, the “Funds”):
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund (to be renamed “Guggenheim Active
INvestment Series (GAINS) – Core-Core Plus Fund,” effective on or about September 14, 2026)
Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund
This supplement provides new and additional information beyond that contained in the Statutory
Prospectus and SAI and should be read in conjunction with the foregoing documents.
Effective September 27, 2026, the Funds’ Statutory Prospectus and SAI are revised as follows:
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Guggenheim Active INvestment Series (GAINS) – Core Plus Fund’s Statutory Prospectus:
The Fund intends to pursue its investment objective by investing, under normal circumstances, primarily in debt securities.
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund’s Statutory Prospectus:
The Fund intends to pursue its investment objective by investing, under normal circumstances, primarily in debt securities.

Guggenheim Active INvestment Series (GAINS)-Core Plus Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Guggenheim Funds Trust
Supplement dated July 29, 2026
to the currently effective Guggenheim Funds Trust Statutory Prospectus and Statement of
Additional Information (“SAI”), dated January 31, 2026, as supplemented from time to time, for each of the following funds, as applicable (each, a “Fund” and, together, the “Funds”):
Guggenheim Active INvestment Series (GAINS) – Core Plus Fund (to be renamed “Guggenheim Active
INvestment Series (GAINS) – Core-Core Plus Fund,” effective on or about September 14, 2026)
This supplement provides new and additional information beyond that contained in the Statutory
Prospectus and SAI and should be read in conjunction with the foregoing documents.
Effective September 27, 2026, the Funds’ Statutory Prospectus and SAI are revised as follows:
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Guggenheim Active INvestment Series (GAINS) – Core Plus Fund’s Statutory Prospectus:
The Fund intends to pursue its investment objective by investing, under normal circumstances, primarily in debt securities.

Guggenheim Active INvestment Series (GAINS)-Limited Duration Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Guggenheim Funds Trust
Supplement dated July 29, 2026
to the currently effective Guggenheim Funds Trust Statutory Prospectus and Statement of
Additional Information (“SAI”), dated January 31, 2026, as supplemented from time to time, for each of the following funds, as applicable (each, a “Fund” and, together, the “Funds”):
Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund
This supplement provides new and additional information beyond that contained in the Statutory
Prospectus and SAI and should be read in conjunction with the foregoing documents.
Effective September 27, 2026, the Funds’ Statutory Prospectus and SAI are revised as follows:
The following replaces in its entirety the first sentence of the first paragraph under the heading “Principal Investment Strategies” in the “Fund Summary” section of the Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund’s Statutory Prospectus:
The Fund intends to pursue its investment objective by investing, under normal circumstances, primarily in debt securities.